Advisor Classes
Kinetics Mutual Funds, Inc.
The Internet Fund
The Internet Infrastructure Fund
The Internet Emerging Growth Fund
The Internet Global Growth Fund
The New Paradigm Fund
The Medical Fund
The Energy Fund
The Small Cap Opportunities Fund
The Middle East Growth Fund
The Asia Technology Fund
                                                                    May 10, 2001
--------------------------------------------------------------------------------
                          Supplement to the Prospectus
                              dated April 26, 2001


Please note that the only Advisor classes of Kinetics Mutual Funds currently available to shareholders is as follows:


--------------------------------- ---------------------------
Fund Name                         Class
--------------------------------- ---------------------------
The Internet Fund                 Advisor Class A Shares
--------------------------------- ---------------------------
The Medical Fund                  Advisor Class A Shares
--------------------------------- ---------------------------
The New Paradigm Fund             Advisor Class A Shares
--------------------------------- ---------------------------

--------------------------------------------------------------------------------

Page 61.  Management of the Funds and the Portfolios
----------------------------------------------------

Please note that as of December 31, 2000, the investment adviser, Kinetics Asset Management, Inc., had approximately $685 million of assets under management.



Page 71.  Reducing Your Sales Charge - Advisor Class A Shares
-------------------------------------------------------------

Please note that certain broker-dealers may reduce or waive sales charges under certain circumstances for certain groups. Consult your broker-dealer.


     Please retain this Supplement with your Prospectus for future reference.


                                                     No Load and Advisor Classes
Kinetics Mutual Funds, Inc.
The Internet Fund
The Internet Infrastructure Fund
The Internet Emerging Growth Fund
The Internet Global Growth Fund
The New Paradigm Fund
The Medical Fund
The Energy Fund
The Small Cap Opportunities Fund
The Middle East Growth Fund
The Asia Technology Fund
The Kinetics Government Money Market Fund
                                                                   May 10, 2001
--------------------------------------------------------------------------------
              Supplement to the Statement of Additional Information
                              dated April 26, 2001


Please note that the only Advisor classes of Kinetics Mutual Funds currently available to shareholders is as follows:


--------------------------------- ---------------------------
Fund Name                         Class
--------------------------------- ---------------------------
The Internet Fund                 Advisor Class A Shares
--------------------------------- ---------------------------
The Medical Fund                  Advisor Class A Shares
--------------------------------- ---------------------------
The New Paradigm Fund             Advisor Class A Shares
--------------------------------- ---------------------------

--------------------------------------------------------------------------------

     Please retain this Supplement with your Statement of Additional Information for future reference.